Consolidated Statement of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Cash flows from operating activities
Loss for the year	$ (11,168)	$ (45,567)	$ (56,042)
Adjustments for:
Depreciation	6,096	6,023	8,973
Amortization	21,150	23,335	24,037
Impairment of intangible assets under development	150	138
Intangible assets written off		17
Gain on discontinuation of equity accounted investments	(2,017)	(2,251)
Net loss (gain) on de-recognition of property, plant and equipment	(177)	(6)	406
Gain on lease modification	(100)	(417)	(1,912)
Net finance (income) costs	35,758	16,342	(7,302)
Share of loss (profit) of equity-accounted investees	(10)	(34)	168
Share based payment	35,643	36,645	35,589
Income tax benefit	(976)	(1,107)	(4,507)
Cash flows from (used in) operations before changes in working capital	84,349	33,118	(590)
Changes in working capital
Inventories	(6)	29	(2)
Trade and other receivables and contract assets	(37,675)	(11,014)	34,618
Other assets	(51,035)	(28,820)	3,649
Trade and other payables and contract liabilities	42,675	26,535	(18,308)
Employee benefits	879	1,433	774
Other liabilities	(2,767)	(26,338)	32,019
Income tax received (paid), net	(4,355)	11,055	12,366
Net cash generated from operating activities	32,065	5,998	64,526
Cash flows from investing activities
Interest received	8,184	7,389	5,967
Acquisition of property, plant and equipment	(7,489)	(3,099)	(642)
Acquisition of intangible assets	(9,412)	(9,812)	(8,128)
Proceeds from sale of property, plant and equipment	410	304	423
Redemption of term deposits	308,308	249,272	39,094
Investment in term deposits	(251,681)	(360,436)	(155,523)
Acquisition of subsidiary, net of cash acquired (refer note 7 (b) and 7(c))	(1,457)
Loan given to equity-accounted investee (refer note 37)			(54)
Proceeds from sale of other investment (refer note 9)		38,500
Proceeds from discontinuation of equity accounted investment (refer note 8 (a))		336
Acquisition of other securities measured at FVTPL	(87)	(58)
Net cash (used in) generated from investing activities	46,776	(77,604)	(118,863)
Cash flows from financing activities
Proceeds from issuance of convertible notes (including equity component)			230,000
Direct cost incurred/paid in relation to convertible notes		(554)	(5,970)
Acquisition of non-controlling interest (refer note 7(a))	(5,035)	(5,613)
Proceeds from issuance of shares on exercise of share based awards	2,200	36	293
Proceeds from bank loans (refer note 28)	2,168	1,169	191
Repayment of bank loans (refer note 28)	(749)	(479)	(505)
Payment of principal portion of lease liabilities (refer note 28)	(2,415)	(1,771)	(2,045)
Interest paid	(2,376)	(2,357)	(2,565)
Net cash generated from (used in) financing activities	(6,207)	(9,569)	219,399
Increase (decrease) in cash and cash equivalents	72,634	(81,175)	165,062
Cash and cash equivalents at beginning of the year	213,283	295,066	129,881
Effect of exchange rate fluctuations on cash held	(1,899)	(608)	123
Cash and cash equivalents at end of the year (refer note 22)	$ 284,018	$ 213,283	$ 295,066